FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets Measured at Fair Value Level On Recurring Basis

The following table sets forth the Company's financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy as at June 30, 2021 and June 30, 2020 that are not otherwise disclosed. As required by IFRS 13, financial assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value as at June 30, 2021
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$46,441,482	$-	$-	$46,441,482
Short-term investments - bonds	143,914	-	-	143,914
Common or preferred shares	461,635	-	-	461,635
Warrants	-	34,891	-	34,891

	Fair value as at June 30, 2020
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$29,824,146	$-	$-	$29,824,146
Short-term investments - bonds	462,829	-	-	462,829
Common or preferred shares	3,519,196	-	-	3,519,196
Warrants	-	592,626	-	592,626

	Fair value as at July 1, 2019
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$21,280,631	$-	$-	$21,280,631
Short-term investments - bonds	8,361,655	-	-	8,361,655
Common or preferred shares	3,395,708	-	250,000	3,645,708
Warrants	-	259,612	-	259,612

Schedule of Remaining Contractual Maturities of Financial Liabilities

In the normal course of business, the Company enters into contracts that give rise to commitments for future minimum payments. The following summarizes the remaining contractual maturities of the Company's financial liabilities:

	June 30, 2021		June 30, 2020	July 1, 2019
	Due within a year	Total	Total	Total
Trade and other payables	$1,044,189	$1,044,189	$1,154,593	$1,238,944
Due to a related party	50,378	50,378	62,182	68,151
Payable for mineral property acquisition	-	-	193,073	301,582
	$1,094,567	$1,094,567	$1,409,848	$1,608,677

Schedule of Currency Risk Affect Net Income

The Company is exposed to foreign exchange risk when it undertakes transactions and holds assets and liabilities denominated in foreign currencies other than its functional currencies. The functional currency of the head office, Canadian subsidiaries and all intermediate holding companies is CAD. The functional currency of all Bolivian subsidiaries is USD. The functional currency of the Chinese subsidiary is RMB. The Company currently does not engage in foreign exchange currency hedging. The Company's exposure to foreign exchange risk that could affect net income is summarized as follows:

Financial assets denominated in foreign currencies other than relevant functional currency	June 30, 2021	June 30, 2020	July 1, 2019
United States dollars	$11,079,194	$11,158,435	$13,460,154
Bolivianos	285,267	297,147	146,102
Chinese RMB	-	160,123	146,439
Total	$11,364,461	$11,615,705	$13,752,695

Financial liabilities denominated in foreign currencies other than relevant functional currency
United States dollars	$-	$432,922	$1,016,643
Bolivianos	333,405	-	-
Chinese RMB	-	101,060	3,254
Total	$333,405	$533,982	$1,019,897